Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Foreign suppliers	$ 259.0	$ 318.3
Risk partners	137.2	101.3
Domestic suppliers	99.0	82.7
Trade accounts payable	$ 495.2	$ 502.3